Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to commitments disclosed elsewhere in the financial statements, the Company has incurred the following additional contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2022	2023	2024	2025	2026	2027 and thereafter	Total
Natural gas, transportation and other contracts	47	54	45	44	45	508	743
Transmission	9	9	6	6	2	—	32
Coal supply and mining agreements[1]	76	98	90	75	—	—	339
Long-term service agreements	89	46	43	32	25	54	289
Operating leases	4	3	3	1	1	31	43
Growth	941	276	—	—	—	—	1,217
TransAlta Energy Transition Bill	6	6	—	—	—	—	12
Total	1,172	492	187	158	73	593	2,675
(1) Relates to coal supply and mining agreements for Centralia Unit 2.